RiverNorth Opportunities Fund, Inc.

Statement of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (71.27%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	310,305	$1,737,708
Aberdeen Total Dynamic Dividend Fund	463,322	3,340,552
AllianzGI Artificial Intelligence & Technology Opportunities Fund	36,740	655,442
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	271,227	2,869,582
Barings Corporate Investors	29,206	401,033
Barings Participation Investors	15,118	171,589
BlackRock California Municipal Income Trust	24,540	299,388
BlackRock Debt Strategies Fund, Inc.	525,772	4,821,329
BlackRock Muni New York Intermediate Duration Fund, Inc.	63,487	903,737
BlackRock MuniHoldings California Quality Fund, Inc.	8,937	113,500
BlackRock New York Municipal Bond Trust	81,156	1,168,646
BlackRock New York Municipal Income Quality Trust	143,197	1,726,956
BlackRock Resources & Commodities Strategy Trust	456,408	2,551,321
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.(a)	357,123	3,989,064
Clough Global Equity Fund	190,722	1,848,096
Clough Global Opportunities Fund(a)	300,858	2,382,795
Cohen & Steers Quality Income Realty Fund, Inc.	233,998	2,339,980
Delaware Enhanced Global Dividend & Income Fund	158,072	1,262,995
DTF Tax-Free Income, Inc.	166,827	2,242,155
Eaton Vance Floating-Rate Income Plus Fund	218,844	2,840,595
Eaton Vance Limited Duration Income Fund(a)	243,225	2,646,288
Eaton Vance Municipal Bond Fund	244,392	2,930,260
Eaton Vance Senior Income Trust	322,575	1,603,198
Eaton Vance Tax-Managed Buy-Write Strategy Fund	25,569	222,962
First Trust Senior Floating Rate Income Fund II	34,687	361,439
Highland Global Allocation Fund	207,256	1,050,788
Highland Income Fund	300,841	2,232,240
India Fund, Inc.	16,754	244,273
Invesco Dynamic Credit Opportunities Fund	109,176	908,344
Invesco High Income Trust II	120,789	1,307,819
Invesco Senior Income Trust	380,575	1,263,509
John Hancock Tax-Advantaged Global Shareholder Yield Fund	93,107	486,019
Kayne Anderson Midstream/Energy Fund, Inc.	192,971	868,369
Kayne Anderson MLP/Midstream Investment Co.	312,442	1,652,818
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	28,617	152,529
Neuberger Berman High Yield Strategies Fund, Inc.	21,565	210,259
Neuberger Berman New York Municipal Fund, Inc.	92,391	1,008,910
NexPoint Credit Strategies Fund	142,230	1,385,320
Nuveen Credit Strategies Income Fund	271,710	1,603,089
Nuveen Dividend Advantage Municipal Income Fund	68,583	956,047
Nuveen Georgia Quality Municipal Income Fund	127,994	1,471,931
Nuveen Intermediate Duration Quality Municipal Term Fund	13,740	179,032
Nuveen New York Municipal Value Fund 2	40,355	529,054
Nuveen Ohio Quality Municipal Income Fund	25,298	357,714
PGIM Global High Yield Fund, Inc.(a)	474,681	5,568,008
PGIM High Yield Bond Fund, Inc.	128,648	1,586,230
PIMCO Energy & Tactical Credit Opportunities Fund	315,975	2,486,723
Pioneer Floating Rate Trust	163,207	1,367,675
Putnam Municipal Opportunities Trust	16,267	189,185
Royce Micro-Cap Trust, Inc.	233,042	1,554,390
Source Capital, Inc.	70,467	2,255,733
Special Opportunities Fund, Inc.	75,769	780,421

Description	Shares	Value (Note 2)
The Swiss Helvetia Fund, Inc.	127,223	$938,906
Templeton Global Income Fund	321,422	1,738,893
Voya Global Equity Dividend and Premium Opportunity Fund	294,817	1,465,240
Voya Natural Resources Equity Income Fund	286,427	707,475
Voya Prime Rate Trust(a)	1,273,755	5,044,070
Wells Fargo Income Opportunities Fund	113,293	771,525
Western Asset Global High Income Fund, Inc.	272,934	2,295,375

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $109,672,772)		92,048,523

CLOSED-END FUNDS - PREFERRED SHARES (0.74%)
PennantPark Investment Corp.	30,979	647,461
WhiteHorse Finance, Inc.	13,249	311,484

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $1,094,059)		958,945

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (5.04%)
Barings BDC, Inc.(a)	963,209	6,511,293

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $8,778,320)		6,511,293

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (5.34%)
Capital Southwest Corp., 5.95%, 12/15/2022	15,668	363,028
Monroe Capital Corp., 5.75%, 10/31/2023	31,867	688,008
Oxford Square Capital Corp., 6.50%, 3/30/2024	117,106	2,559,937
Portman Ridge Finance Corp., 6.13%, 9/30/2022	35,346	728,481
Stellus Capital Investment Corp., 5.75%, 9/15/2022	18,081	387,865
THL Credit, Inc., 6.75%, 12/30/2022	33,487	795,316
THL Credit, Inc., 6.13%, 10/30/2023	45,456	1,077,644
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	12,985	295,798

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $7,043,020)		6,896,077

		Maturity	Principal	Value
Description	Rate	Date	Amount	(Note 2)
CONVERTIBLE CORPORATE BONDS (3.62%)
Ares Capital Corp.	3.750%	02/01/22	$1,000,000	$961,500
BlackRock Capital Investment Corp.	5.000%	06/15/22	1,582,335	1,236,199
BlackRock TCP Capital Corp.	4.625%	03/01/22	699,500	655,136
Goldman Sachs BDC, Inc.	4.500%	04/01/22	500,000	475,000
New Mountain Finance Corp.	5.750%	08/15/23	1,000,000	851,118
TPG Specialty Lending, Inc.	4.500%	08/01/22	500,000	495,625

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,691,457)				4,674,578

CORPORATE BONDS (0.49%)
Business Development Corp. of America(b)	4.850%	12/15/24	725,000	638,552

TOTAL CORPORATE BONDS
(Cost $725,000)				638,552

Description	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (15.48%)(c)
8i Enterprises Acquisition Corp.	23,872	$242,540
Act II Global Acquisition Corp.	13,142	132,340
Agba Acquisition, Ltd.	30,883	327,360
Alberton Acquisition Corp.	22,730	246,848
Alussa Energy Acquisition Corp.	33,782	336,131
Amplitude Healthcare Acquisition Corp.	47,778	481,602
Andina Acquisition Corp. III	29,708	302,427
Apex Technology Acquisition Corp.	6,941	70,590
CC Neuberger Principal Holdings I	43,113	435,010
Chardan Healthcare Acquisition 2 Corp.	29,794	296,748
Churchill Capital Corp. II	56,978	615,362
CIIG Merger Corp.	19,510	195,490
Crescent Acquisition Corp.	39,846	416,391
dMY Technology Group, Inc.	62,164	629,100
East Stone Acquisition Corp.	41,399	408,608
Far Point Acquisition Corp., Class A	5,103	52,000
FinTech Acquisition Corp. III	35,478	370,745
Flying Eagle Acquisition Corp.	29,396	305,424
Galileo Acquisition Corp.	9,373	98,745
GigCapital2, Inc.	23,193	238,192
Greenrose Acquisition Corp.	74,128	726,825
Greenvision Acquisition Corp.	65,740	691,256
GX Acquisition Corp.	21,598	220,300
Haymaker Acquisition Corp. II	15,939	164,411
Healthcare Merger Corp.	9,755	99,452
Hennessy Capital Acquisition Corp. IV	44,040	465,283
Insurance Acquisition Corp.	6,376	68,733
InterPrivate Acquisition Corp.	72,070	727,907
Juniper Industrial Holdings, Inc.	1,301	13,238
Landcadia Holdings II, Inc.	37,799	385,928
LF Capital Acquisition Corp., Class A	33,437	348,079
LifeSci Acquisition Corp.	24,497	245,215
LIV Capital Acquisition Corp.	46,360	470,554
Longevity Acquisition Corp.	24,043	254,014
Megalith Financial Acquisition Corp.	35,972	371,950
Merida Merger Corp. I	61,365	594,013
Monocle Acquisition Corp.	7,363	75,029
Netfin Acquisition Corp.	25,065	255,914
New Providence Acquisition Corp.	16,868	172,897
Newborn Acquisition Corp.	26,810	265,955
Orisun Acquisition Corp.	36,130	368,526
Osprey Technology Acquisition Corp.	31,260	314,945
Pivotal Investment Corp. II	30,504	308,395
Proficient Alpha Acquisition Corp.	34,883	353,016
PropTech Acquisition Corp.	24,696	248,812
Pure Acquisition Corp.	42,170	441,942
Replay Acquisition Corp.	21,524	217,500
SC Health Corp.	5,789	60,640
Schultze Special Purpose Acquisition Corp.	30,224	307,680
Silver Spike Acquisition Corp.	25,306	255,591
South Mountain Merger Corp.	30,930	326,002
Stable Road Acquisition Corp.	13,092	129,938
Tenzing Acquisition Corp.	29,977	318,056
Thunder Bridge Acquisition II, Ltd.	16,262	167,336
Tottenham Acquisition I, Ltd.	24,729	263,364
Trine Acquisition Corp.	30,246	318,188
Tuscan Holdings Corp.	43,548	455,294

Description	Shares	Value (Note 2)
Tuscan Holdings Corp. II	92,638	$915,263
Union Acquisition Corp. II	5,982	59,700
VectoIQ Acquisition Corp.	47,906	634,755
Wealthbridge Acquisition, Ltd.	22,108	220,748
Yunhong International	49,213	487,209

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $19,320,438)		19,991,506

RIGHTS (0.09%)(c)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	23,872	6,338
Andina Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2049	29,708	3,862
Atlas Technical Consultants, Inc., Strike Price $11.50, Expires 11/26/2025	20,683	10,342
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	35,482	4,081
Golub Capital BDC, Inc., Strike Price $9.17, Expires 05/08/2020	120,235	77,371
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,748	3,997
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023	20,375	1,326
Longevity Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	24,043	3,005
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049	24,729	3,044
Wealthbridge Acquisition, Ltd., Strike Price $11.50, Expires 03/01/2024	22,108	8,401

TOTAL RIGHTS
(Cost $149,010)		121,767

WARRANTS (0.31%)(c)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 10/01/2025	23,872	3,963
Act II Global Acquisition Corp., Strike Price $11.50, Expires 04/30/2024	6,571	3,959
Alta Equipment Group, Inc., Strike Price $11.50, Expires 04/08/2024	10,909	8,727
American Virtual Cloud Technologies, Inc., Strike Price $11.50, Expires 08/08/2022	19,431	874
Andina Acquisition Corp. III, Strike Price $11.50, Expires 03/06/2024	29,708	1,782
Betterware de Mexico SAPI de CV, Strike Price $11.50, Expires 03/13/2025	48,372	10,884
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	17,741	899
Brooge Energy, Ltd., Strike Price $11.50, Expires 07/14/2023	41,758	27,143
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/03/2025	1,701	774
Graf Industrial Corp., Strike Price $11.50, Expires 12/31/2025	47,967	18,707
Grid Dynamics Holdings, Inc., Strike Price $11.50, Expires 09/30/2023	8,053	13,006
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023	30,748	1,922
Immunovant, Inc., Strike Price $11.50, Expires 04/01/2024	13,788	48,947
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023	14,899	849
KLDiscovery, Inc., Strike Price $11.50, Expires 12/01/2025	9,896	1,979
Legacy Acquisition Corp., Strike Price $11.50, Expires 12/01/2022	29,594	10,358

Description	Shares	Value (Note 2)
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022	28,414	$4,262
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023	33,437	9,362
Longevity Acquisition Corp., Strike Price $11.50, Expires 07/31/2025	24,043	1,683
Megalith Financial Acquisition Corp., Strike Price $11.50, Expires 09/21/2023	35,972	6,878
Merida Merger Corp. I, Strike Price $11.50, Expires 11/07/2026	30,682	11,659
Meten EdtechX Education Group, Ltd., Strike Price $11.50, Expires 03/16/2025	16,106	6,120
Monocle Acquisition Corp., Strike Price $11.50, Expires 06/12/2024	7,363	1,473
Schultze Special Purpose Acquisition Corp., Strike Price $11.50, Expires 12/31/2023	30,224	4,534
Tenzing Acquisition Corp., Strike Price $11.50, Expires 08/23/2025	29,977	2,398
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025	24,729	764
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021	50,476	2,271
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023	47,906	197,373
Wealthbridge Acquisition, Ltd., Strike Price $11.50, Expires 02/05/2024	22,108	1,769

TOTAL WARRANTS
(Cost $288,409)		405,319

	7-Day		Value
Description	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (6.66%)
State Street Institutional Treasury Money Market Fund	0.286%	8,595,682	8,595,682

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,595,682)			8,595,682

TOTAL INVESTMENTS (109.04%)
(Cost $160,358,167)			$140,842,242

Liabilities in Excess of Other Assets (-9.04%)(d)			(11,690,517)
NET ASSETS (100.00%)			$129,151,725

SCHEDULE OF SECURITIES SOLD SHORT(c)
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-7.05%)
iShares® iBoxx $ High Yield Corporate Bond Fund	(16,644)	$(1,338,677)
SPDR Bloomberg Barclays High Yield Bond ETF	(50,000)	(4,951,500)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	(114,385)	(2,811,583)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(9,101,760)

TOTAL SECURITIES SOLD SHORT
(Proceeds $9,809,300)		$(9,101,760)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2020, the aggregate market value of those securities was $7,698,687 representing 5.96% of net assets.
(b)	Restricted security (see Note 3)
(c)	Non-income producing security.
(d)	Includes cash, in the amount of $10,329,267 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

April 30, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 18, 2018, the Fund’s Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2020.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$92,048,523	$–	$–	$92,048,523
Closed-End Funds - Preferred Shares	958,945	–	–	958,945
Business Development Companies - Common Shares	6,511,293	–	–	6,511,293
Business Development Company Notes - Preferred Shares	6,896,077	–	–	6,896,077
Convertible Corporate Bonds	–	4,674,578	–	4,674,578
Corporate Bonds	–	638,552	–	638,552
Special Purpose Acquisition Companies - Common Shares	19,991,506	–	–	19,991,506
Rights	121,767	–	–	121,767
Warrants	405,319	–	–	405,319
Short-Term Investments	8,595,682	–	–	8,595,682
Total	$135,529,112	$5,313,130	$–	$140,842,242
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(9,101,760)	$–	$–	$(9,101,760)
Total	$(9,101,760)	$–	$–	$(9,101,760)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value as of April 30, 2020. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended April 30, 2020, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

3. RESTRICTED SECURITIES

As of April 30, 2020, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Business Development Corp. of America	12/3/2019	$725,000	$638,552	0.49%